The Company	12 Months Ended
Apr. 03, 2022
Corporate Information And Statement Of IFRS Compliance [Abstract]
The Company	The Company
Organization
Canada Goose Holdings Inc. and its subsidiaries (the “Company”) design, manufacture, and sell performance luxury apparel for men, women, youth, children, and babies. The Company’s apparel collections include various styles of parkas, lightweight down jackets, rainwear, windwear, fleece, knitwear, footwear, and accessories for fall, winter, and spring seasons. The Company’s head office is located at 250 Bowie Avenue, Toronto, Canada M6E 4Y2. The use of the terms “Canada Goose”, “we”, “us” and “our” throughout these notes to the consolidated financial statements refer to the Company.
Canada Goose is a public company listed on the Toronto Stock Exchange and the New York Stock Exchange under the trading symbol “GOOS”. The principal shareholders of the Company are investment funds advised by Bain Capital LP and its affiliates (“Bain Capital”), and DTR LLC, (“DTR”), an entity indirectly controlled by the Chairman and Chief Executive Officer of the Company. The principal shareholders hold multiple voting shares representing 48.5% of the total shares outstanding as at April 3, 2022, or 90.4% of the combined voting power of the total voting shares outstanding. Subordinate voting shares that trade on public markets represent 51.5% of the total shares outstanding as at April 3, 2022, or 9.6% of the combined voting power of the total voting shares outstanding.
Statement of compliance
The consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”).
These consolidated financial statements were authorized for issuance by the Company’s Board of Directors on May 18, 2022.
Fiscal year
The Company's fiscal year is a 52 or 53-week reporting cycle with the fiscal year ending on the Sunday closest to March 31. Each fiscal quarter is 13 weeks for a 52-week fiscal year. The additional week in a 53-week fiscal year is added to the third quarter. Fiscal 2022 is the first 53-week fiscal year, ending on April 3, 2022.
Operating segments
The Company classifies its business in three operating and reportable segments: Direct-to-Consumer (“DTC”), Wholesale, and Other. The DTC segment comprises sales through country-specific e-Commerce platforms and our Company-owned retail stores located in luxury shopping locations.
The Wholesale segment comprises sales made to a mix of retailers and international distributors, who are partners that have exclusive rights to an entire market.
The Other segment comprises sales and costs not directly allocated to the DTC or Wholesale segments, such as sales to employees and selling, general, and administrative (“SG&A”) expenses. The Other segment includes the cost of marketing expenditures to build brand awareness across all segments, corporate costs in support of manufacturing operations, other corporate costs, and foreign exchange gains and losses not specifically associated with DTC or Wholesale segment operations.
Within the Other segment, comparative information for fiscal 2021 also includes sales of personal protective equipment ("PPE") in response to COVID-19 along with costs incurred as a consequence of COVID-19 including overhead costs resulting from the temporary closure of our manufacturing facilities.
Seasonality
Our business is seasonal, and we have historically realized a significant portion of our wholesale revenue and operating income in the second and third quarters of the fiscal year and DTC revenue and operating income in the third and fourth quarters of the fiscal year. Thus, lower-than-expected revenue in these periods could have an adverse impact on our annual operating results.
Cash flows from operating activities are typically highest in the third and fourth quarters of the fiscal year due to revenue from the DTC segment and the collection of trade receivables from wholesale revenue earlier in the year. Working capital requirements typically increase as inventory builds.
COVID-19 pandemic
Globally, public health officials have imposed restrictions and recommended precautions to mitigate the spread of COVID-19, resulting in temporary closures of our retail locations as well as reduced traffic and store productivity, similarly impacting our wholesale partners. Store operations have largely resumed over fiscal 2022 across our global store network, however 5 of our 41 stores continue to remain closed globally and retail store traffic remains below pre-pandemic levels as at April 3, 2022. As a result of slower than expected return of international retail traffic and limited time remaining on existing leases, the Company recorded $1.6m of impairment losses on fixed assets (note 10) and $6.1m of impairment losses on right-of-use assets (note 12) in respect of two retail stores in the DTC operating segment for the year ended April 3, 2022. The impairment losses were recorded as part of SG&A expenses. No impairment losses were recognized in the prior years. All of our manufacturing facilities were operating during April 3, 2022 at lower output levels than historically realized prior to fiscal year 2021 to ensure appropriate distancing measures were in place.
In March 2021, the IASB issued an amendment to IFRS 16, Leases to extend the period over which the practical expedient is available for use. This amendment exempts lessees from determining whether COVID-19 related rent concessions for lease payments originally due on or before June 30, 2022 are lease modifications. In accordance with the guidance issued, the Company adopted the amendment effective March 29, 2021 and elected not to treat COVID-19 related rent concessions as lease modifications. Rent concessions of $0.6m were recognized in the statement of income for the year ended April 3, 2022 (March 28, 2021 - $4.1m).